Regulatory Capital - Summary of Regulatory Capital Position (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Capital
Common Equity Tier 1 Capital	$ 55,042	$ 52,389
Tier 1 Capital	61,683	59,735
Total Capital	74,122	70,434
Risk-weighted assets used in the calculation of capital ratios
Common Equity Tier 1 Capital	455,977	435,632
Tier 1 Capital	455,977	435,780
Total Capital	$ 455,977	$ 435,927
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	12.10%	12.00%
Tier 1 Capital ratio	13.50%	13.70%
Total Capital ratio	16.30%	16.20%
Leverage ratio	4.00%	4.20%